PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Share Unit Plan Activity (Details)		12 Months Ended			54 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)					10,477,588
Number of shares, Exited (in shares)	(658,141)
Number of shares, Forfeited (in shares)	(1,277,996)
Number of shares, Outstanding, ending balance (in shares)	8,541,451	8,541,451			8,541,451
Restricted Share Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		0	0	306,005
Number of shares, Granted (in shares)		1,391,284	0	0
Number of shares, Exited (in shares)		0	0	(288,721)
Number of shares, Forfeited (in shares)		0	0	(17,284)
Number of shares, Outstanding, ending balance (in shares)	1,391,284	1,391,284	0	0	1,391,284
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 0	$ 0	$ 11.49
Fair value per share, Granted (USD per share) | $ / shares		21.15	0	0
Fair value per share, Exited (USD per share) | $ / shares		0	0	11.49
Fair value per share, Forfeited (USD per share) | $ / shares		0	0	11.49
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 21.15	$ 21.15	$ 0	$ 0	$ 21.15
Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Outstanding, beginning balance (in shares)		7,472,056	9,370,460	8,596,836
Number of shares, Granted (in shares)		862,672	2,018,176	1,577,865
Number of shares, Exited (in shares)		(658,141)	(2,677,011)	(412,893)
Number of shares, Forfeited (in shares)		(526,420)	(1,239,569)	(391,348)
Number of shares, Outstanding, ending balance (in shares)	7,150,167	7,150,167	7,472,056	9,370,460	7,150,167
Fair value per share, Outstanding, beginning balance (USD per share) | $ / shares		$ 16.76	$ 15.34	$ 14.83
Fair value per share, Granted (USD per share) | $ / shares		19.47	17.96	21.32
Fair value per share, Exited (USD per share) | $ / shares		16.86	13.49	28.98
Fair value per share, Forfeited (USD per share) | $ / shares		15.48	14.25	16.41
Fair value per share, Outstanding, ending balance (USD per share) | $ / shares	$ 17.18	$ 17.18	$ 16.76	$ 15.34	$ 17.18
Grant date September 17, 2014 | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)				56,606
Grant date June 30, 2015 | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)				27,648
Grant date December 18, 2015 | Performance Share Units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares, Granted (in shares)			85,309